UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

Practus LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2020

Item #1. Reports to Stockholders.

INDEX	Perkins Discovery Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended September 30, 2020 (unaudited)

Perkins Discovery Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Perkins Discovery Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2020 and are subject to change at any time.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Letter to Shareholders

October 21, 2020

Dear Shareholders:

The fiscal six-month period ended September 30, 2020 was very good for the Perkins Discovery Fund (the “Fund”) and micro-cap stocks in general. The Fund finished the six-month period with a return of 49.21% versus 35.06% for the Wilshire Micro-Cap Index, 45.03% for the NASDAQ Composite and 30.11% for the S&P 500® Index (“S&P 500”). The Fund is currently valued at all-time highs. Micro-cap stocks, overall, outperformed large-cap stocks as represented by the S&P 500 but underperformed the NASDAQ Composite.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we acquired one new holding, disposed of nine and sold parts of others, to fund redemptions. As a result, the portfolio went from 31 holdings to 23. We started the period with 98.5% invested in equities and ended with 99.1% invested in equities.

Our three best performing stocks for the six-month period were Natera, Inc., Vericel Corp. and Cryoport, Inc. Natera is a cell-free DNA genetics testing and diagnostic company. Its products are used for prenatal testing, organ transplant rejection monitoring, and other non-invasive testing. We expect Natera’s growth to accelerate as they continue to commercialize new personalized oncology decision-making products, for cancer recurrence monitoring. Natera recently received expanded insurance coverage on its prenatal test. Vericel is a leader in advanced cell therapies for the sports medicine and severe burn care markets. The company’s revenue growth has accelerated since the launch of its MACI product for repair of large cartilage defects in the knee. We purchased our position over three years ago as the stock was breaking out of a multiyear trading range and expect it to continue to be a good performer. Cryoport, a temperature controlled cryogenic logistics solution, serves clients in life sciences research, clinical trials, and product commercializations. Between rapid organic growth and several recent acquisitions, we see significant upside.

The Fund’s three worst performing stocks for the period were Chembio Diagnostics Inc., Rockwell Medical, Inc. and Interpace Biosciences, Inc. Chembio is a leading point-of-care diagnostics company focused on detecting and diagnosing infectious diseases. The company’s proprietary DPP technology platform uses a small drop of blood from the fingertip and provides high-quality, cost-effective results in approximately 15 minutes. We sold our position after the

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Perkins Discovery Fund

Letter to Shareholders - continued

FDA revoked the emergency use authorization for their COVID-19 antibody test. Rockwell Medical, a long-term holding, has undergone a restructuring with new management over the past several years. They are in the process of launching Triferic, their iron maintenance product for dialysis patients. Although the launch has been slowed by COVID-19, we believe Triferic has big potential. Interpace Biosciences provides molecular diagnostic tests and pathology services for the early diagnosis and treatment of cancer and also supporting the development of targeted therapeutics. We sold our position after the company was unable to file their 10-Q for the quarter ended June 30, 2020 due to an ongoing Audit Committee investigation.

The table below shows the Fund’s performance for various periods ended September 30, 2020.

Annualized Total Return	Perkins Discovery Fund	Wilshire US Micro-Cap Index	NASDAQ Composite Index	S&P 500 Index
Since 4-9-98 Inception	10.54%	6.35%	8.41%	5.05%
Fifteen Year	7.61%	4.04%	11.60%	6.94%
Ten Year	8.89%	7.21%	16.77%	11.41%
Five Year	14.40%	3.72%	19.31%	11.86%
Three Year	14.14%	-3.61%	19.78%	10.11%
One Year	19.65%	-3.64%	39.61	12.98%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The Fund imposes a 1.00% redemption fee on shares redeemed within 45 days of purchase. Performance data does not reflect the redemption fee. If it had, the return would be reduced.

After a sharp decline in the first calendar quarter of 2020, due to the coronavirus and the resulting economic shutdown, the market experienced an almost equally sharp recovery during the second quarter. The market recovery continued in the third quarter, at a somewhat slower pace marked with pullbacks along the way. The economy is restarting with fits as COVID-19 cases rise in some areas, new stimulus packages are debated and a vaccine is slow in coming. Despite all this along with election uncertainties, most indexes are now trading at or near all time highs and the market continues to climb a “wall of worry”.

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Perkins Discovery Fund

Letter to Shareholders - continued

We cannot control the action of the market; however, we will continue to choose and invest in stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Perkins Discovery Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard C. Perkins, C.F.A. President	Daniel S. Perkins, C.F.A. Chief Operating Officer

Opinions expressed above are those of Richard C. Perkins and Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The Fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Dow Jones Wilshire Micro-Cap Index is formed by taking the 2,500 smallest companies, as measured by Market Capitalization of the Dow Jones Wilshire 5000 Index. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Fund is distributed by First Dominion Capital Corp. (11/20)

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Portfolio Compositionas of September 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Health Care Drugs/Services	25.28%
Health Care Supplies	24.22%
Health Care Support	17.01%
Information Technology	14.36%
Health Care Manufacturing	8.62%
Software Services	6.16%
Health Care Technology	3.37%
Industrial	0.82%
Short Term Investments	0.85%
100.69%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Schedule of InvestmentsSeptember 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 99.84%

HEALTH CARE DRUGS/SERVICES – 25.28%
NeoGenomics, Inc.*	22,000	$811,580
Veracyte, Inc.*	21,500	698,535
Vericel Corp.*	45,000	833,850
		2,343,965

HEALTH CARE MANUFACTURING – 8.62%
AtriCure, Inc.*	15,000	598,500
Fluidigm Corp.*	27,000	200,610
		799,110

HEALTH CARE SUPPLIES – 24.22%
Antares Pharma, Inc.*	56,500	152,550
Axogen, Inc.*	35,500	412,865
BioLife Solutions, Inc.*	16,500	477,510
Cardiovascular Systems, Inc.	18,500	727,975
Cryoport, Inc.*	10,000	474,000
		2,244,900

HEALTH CARE SUPPORT – 17.01%
BioTelemetry, Inc.*	9,000	410,220
Natera, Inc.*	13,000	939,120
Option Care Health, Inc.*	13,000	173,810
Rockwell Medical, Inc.*	50,000	53,500
		1,576,650

HEALTH CARE TECHNOLOGY – 3.37%
OptimizeRx Corp.*	15,000	312,750

INDUSTRIAL – 0.82%
Capstone Turbine Corp.*	16,000	76,160

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Schedule of Investments - continuedSeptember 30, 2020 (unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY – 14.36%
Airgain, Inc.*	12,500	$166,750
Akoustis Technologies, Inc.*	20,000	163,200
Magnite, Inc.*	62,500	434,063
Perficient, Inc.*	6,000	256,440
USA Technologies, Inc.*	35,500	310,625
		1,331,078

SOFTWARE SERVICES – 6.16%
Asure Software, Inc.*	17,500	132,125
ePlus, Inc.*	6,000	439,200
		571,325

TOTAL COMMON STOCKS – 99.84%
(Cost: $ 3,046,994)		9,255,938

SHORT-TERM INVESTMENTS – 0.85%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.01%**	79,224	79,224
(Cost: $79,224)

TOTAL INVESTMENTS – 100.69%
(Cost: $3,126,218)		9,335,162
Liabilities in excess of other assets – (0.69%)		(64,176)
NET ASSETS – 100.00%		$9,270,986

*Non-Income producing

**Effective 7 day yield as of September 30, 2020

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Statement of Assets and LiabilitiesSeptember 30, 2020 (unaudited)

ASSETS
Investments at fair value (identified cost of $3,126,218) (Note 1)	$9,335,162
Receivable for capital stock sold	12,909
Prepaid expenses	17,291
TOTAL ASSETS	9,365,362

LIABILITIES
Payable for capital stock redeemed	22
Accrued 12b-1 fees	59,578
Accrued accounting, administration and transfer agent fees	1,927
Accrued professional fees	26,275
Other accrued expenses	6,574
TOTAL LIABILITIES	94,376
NET ASSETS	$9,270,986

Net Assets Consist of:
Paid-in capital	$2,834,888
Distributable earnings	6,436,098
Net Assets	$9,270,986

NET ASSET VALUE PER SHARE
Net Assets	$9,270,986
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	157,950
Net Asset Value and Offering Price Per Share	$58.70
Redemption Price Per Share *	$58.11

*Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Statement of OperationsSix Months Ended September 30, 2020 (unaudited)

INVESTMENT INCOME
Interest	$12
Total investment income	12

EXPENSES
Investment management fees (Note 2)	42,764
12b-1 fees (Note 2)	10,691
Recordkeeping and administrative services (Note 2)	18,727
Accounting fees (Note 2)	14,517
Custody fees	2,395
Transfer agent fees (Note 2)	11,164
Professional fees	18,759
Filing and registration fees	16,532
Trustee fees	3,290
Compliance fees	3,773
Shareholder reports	11,161
Shareholder servicing	1,659
Insurance	1,105
Proxy	11,273
Other	6,352
Total expenses	174,162
Management fee waivers and reimbursements (Note 2)	(55,979)
Net expenses	118,183
Net investment income (loss)	(118,171)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	84,924
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,378,873
Net realized and unrealized gain (loss) on investments	3,463,797

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,345,626

Perkins Discovery Fund

Statement of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2020 (unaudited)		Year ended March 31, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(118,171)		$(462,631)
Net realized gain (loss) on investments	84,924		425,631
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,378,873		(4,872,198)
Increase (decrease) in net assets from operations	3,345,626		(4,909,198)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	246,196		5,742,705
Distributions reinvested	—		—
Shares redeemed	(1,540,957	)(A)	(24,324,265	)(A)
Increase (decrease) in net assets from capital stock transactions	(1,294,761)		(18,581,560)

NET ASSETS
Increase (decrease) during period	2,050,865		(23,490,758)
Beginning of period	7,220,121		30,710,879
End of year	$9,270,986		$7,220,121

(A) Includes redemption fees of:	$1,624		$16,955

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2020 (unaudited)		Years ended March 31,
			2020		2019		2018	2017	2016
Net asset value, beginning of period	$39.34		$57.16		$40.73		$33.39	$27.52	$37.54
Investment activities
Net investment income (loss)(1)	(0.69)		(1.38)		(1.19)		(0.90)	(0.75)	(0.67)
Net realized and unrealized gain (loss) on investments	20.04		(16.49)		17.72		8.24	6.62	(9.35)
Total from investment activities	19.35		(17.87)		16.53		7.34	5.87	(10.02)
Distributions
Net realized gain	—		—		(0.27)		—	—	—
Total distributions	—		—		(0.27)		—	—	—
Paid-in capital from redemption fees	0.01		0.05		0.17		—	—	— (2)
Net asset value, end of period	$58.70		$39.34		$57.16		$40.73	$33.39	$27.52
Total Return*	49.21%		(31.18%)		41.17%		21.98%	21.33%	(26.69%)
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	4.07	%(A)	2.79	%(A)	2.20%		3.38%	3.31%	3.27%
Expenses, net of waiver or recovery (Note 2)	2.76%		2.61%		2.50	%(3)	2.50%	2.42%	2.25%
Net investment income (loss)	2.76%		(2.53%)		(2.24%)		(2.41%)	(2.29%)	(2.01%)
Portfolio turnover rate*	1.73%		0.70%		25.76%		10.43%	17.80%	2.20%
Net assets, end of period (000’s)	$9,271		$7,220		$30,711		$6,750	$6,441	$6,178

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.01 per share.

(3)Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.30% for the year ended March 31, 2019.

(A)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been 3.81% for the six months ended September 30, 2020 and 2.68% for the year ended March 31, 2020.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets have been annualized for periods less than one year.

Perkins Discovery Fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial StatementsSeptember 30, 2020 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“WFT”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of WFT.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by WFT’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security;

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Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,255,938	$—	$—	$9,255,938
Short-Term Investments	79,224	—	—	79,224
	$9,335,162	—	—	$9,335,162

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended September 30, 2020. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended September 30, 2020.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2018-2020) and those expected to be taken in the Fund’s 2021 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2020, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement (“Agreement”), the Fund’s investment advisor, Perkins Capital Management, Inc. (“Perkins”), provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

For the six months ended September 30, 2020, Perkins earned $42,764 in investment management fees.

Perkins has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for shares of the Fund to 2.25% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least July 31, 2021. The Agreement may be terminated at any time by the Board upon 60 days’ notice to Perkins, or by Perkins with the consent of the Board. Each waiver or reimbursement of an expense by Perkins is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the six months ended September 30, 2020, Perkins waived $55,979 in investment management fees.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

The total amount of recoverable waived fees and expense reimbursements for the Fund as of September 30, 2020, and expiration dates, was as follows:

Recoverable Waived Fees and Expense Reimbursements and Expiration Dates
2021	2022	2023	2024	Total
$60,470	$ —	$33,058	$55,979	$149,507

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the distributor of the Trust for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Fund may pay an annual rate of up to 0.25% of the Fund’s average daily net assets for activities primarily intended to result in the sale of those shares.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended September 30, 2020, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Investor	12b-1	$10,691
Investor	Shareholder Services	$ 1,659

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended September 30, 2020, the following fees were paid by the Fund to CFS:

Record Keeping & Administration	Transfer Agent	Accounting Agent
$16,386	$9,603	$11,689

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term notes for the six months ended September 30, 2020 were as follows:

Purchases	Sales
$148,105	$1,602,059

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

The tax character of distributions during the six months ended September 30, 2020 and year ended March 31, 2020 were as follows:

	Six months ended September 30, 2020 (unaudited)	Year ended March 31, 2020
Distributions paid from:
Realized gains	$—	$—

As of September 30, 2020, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(118,171)
Accumulated net realized gain (loss) on investments	345,325
Net unrealized appreciation (depreciation) on investments	6,208,944
$6,436,098

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$3,126,218	$6,416,041	$(207,097)	$6,208,944

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended September 30, 2020 (unaudited)	Year ended March 31, 2020
Shares sold	5,020	102,232
Shares reinvested	—	—
Shares redeemed	(30,608)	(455,956)
Net increase (decrease)	(25,588)	(353,724)

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of its semi-annual report.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2020 and held for the six months ended September 30, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Perkins Discovery Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period Ended* 9/30/20
Investor Class Actual	$1,000.00	$1,492.12	2.76%	$17.24
Investor Class Hypothetical**	$1,000.00	$1,011.20	2.76%	$13.92

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

Investment Adviser:

Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-1769

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, PA 19102-2529

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: December 7, 2020

By (Signature and Title)*:	/s/ Ann MacDonald

Ann MacDonald
Principal Financial Officer

Date: December 7, 2020

* Print the name and title of each signing officer under his or her signature.